Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2065 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom Blend 2065 Fund - Class K6
Bar Chart Table:
Annual Return 2020	18.06%
Annual Return 2021	16.45%
Annual Return 2022	(18.88%)